HELD FOR SALE - Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Investment properties	$ 44,159	$ 56,934		$ 62,078
Property, plant and equipment	5,285	6,982
Cash and cash equivalents	1,488	1,859	$ 1,703	2,208
Goodwill	799	1,181
Equity accounted investments	22,846	21,244		19,547
Intangible assets	964	1,060		899
Accounts receivables and other assets	2,230	1,968
Total assets	102,158	99,280
Debt obligations	49,519	46,314		51,499
Accounts payable and other liabilities	4,995	5,499
Total liabilities	59,527	56,706
Held for sale
Disclosure of financial assets [line items]
Investment properties	13,780	2,837
Property, plant and equipment	4,183	27
Cash and cash equivalents	550	37
Goodwill	202	0
Equity accounted investments	82	0
Intangible assets	109	0
Accounts receivables and other assets	634	103
Total assets	19,540	3,004		$ 3,100
Debt obligations	14,545	84
Accounts payable and other liabilities	1,388	221
Total liabilities	$ 15,933	$ 305